Concentration of major customers and suppliers	12 Months Ended
Sep. 30, 2019
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 14 — Concentration of major customers and suppliers

For the years ended September 30, 2019, 2018 and 2017, one major customer accounted for approximately 64%,  68% and 76% of the Company’s total sales, respectively. Any decrease in sales to this major customer may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of September 30, 2019 and 2018, one major customer accounted for approximately 82% and 96% of the Company’s accounts receivable balance, respectively.

For the year ended September 30, 2019, two major suppliers accounted for approximately 50% and 40% of the total purchases, respectively. For the year ended September 30, 2018, two major suppliers accounted for approximately 54% and 27% of the total purchases, respectively. For the year ended September 30, 2017, two major suppliers accounted for approximately 60% and 20% of the total purchases, respectively.

As of September 30, 2019, two major suppliers accounted for approximately 53% and 46% of the Company’s advances to suppliers balance. As of September 30, 2018, two major suppliers accounted for approximately 54% and 42% of the Company’s advances to suppliers balance.